Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$36,913	$—	$36,913	$—
Investments, at fair value	25,235	25,235	—	—

Liabilities
Derivative liabilities	$89,457	$—	$89,457	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$81,770	$—	$81,770	$—
Investments, at fair value	75,496	75,496	—	—

Liabilities
Derivative liabilities	$15,440	$—	$15,440	$—

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$2,696,068		$2,696,068	$2,696,068	$—	$—
Restricted cash	150,081		150,081	150,081	—	—
Loans receivable	579,996		613,499	—	—	613,499
Notes receivable	305,572		305,572	—	—	305,572
Derivative assets	36,913		36,913	—	36,913	—
Investments, at fair value	25,235		25,235	25,235	—	—
	$3,793,865		$3,827,368	$2,871,384	$36,913	$919,071
Liabilities
Debt	$46,356,428	(a)	$45,261,026	$—	$45,261,026	$—
Derivative liabilities	89,457		89,457	—	89,457	—
	$46,445,885		$45,350,483	$—	$45,350,483	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2024
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,209,226		$1,209,226	$1,209,226	$—	$—
Restricted cash	192,356		192,356	192,356	—	—
Loans receivable	595,640		625,191	—	—	625,191
Notes receivable	401,989		401,989	—	—	401,989
Derivative assets	81,770		81,770	—	81,770	—
Investments, at fair value	75,496		75,496	75,496	—	—
	$2,556,477		$2,586,028	$1,477,078	$81,770	$1,027,180
Liabilities
Debt	$45,537,495	(a)	$43,770,740	$—	$43,770,740	$—
Derivative liabilities	15,440		15,440	—	15,440	—
	$45,552,935		$43,786,180	$—	$43,786,180	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.